SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended			12 Months Ended
	Jul. 12, 2021 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jul. 12, 2022 USD ($)	Mar. 31, 2022 USD ($) Days $ / shares shares	Mar. 31, 2022 CNY (¥) Days	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares				$ 165,000,000	$ 50,000,000		¥ 239,452
Ordinary shares dividend | $						$ 0
Preferred and common stock dividend | $						$ 0
Percentage of liquidation preference on original preferred share issue price						150.00%	150.00%
Liquidation Preference value (per share) | $ / shares		$ 0.3433				$ 0.3433
Trading days | Days						5	5
Adjusted redemption price percentage						8.00%	8.00%
Fair value impact of the issuance of senior convertible preferred shares						$ 20,600,000	¥ 130,400
Second Closing
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares		$ 10,000,000.0	$ 27,500,000			83,100,000	¥ 526,500
Number of senior convertible preferred shares issued | shares		29,129,042	80,104,865
Remaining amount available to purchase senior convertible preferred shares | $		$ 12,500,000				$ 12,500,000
NIO Capital and Joy Capital
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares | $				$ 315,000,000
Warrants to purchase shares | shares				240,314,593
NIO Capital and Joy Capital | First Closing
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares | $	$ 100,000,000
Number of senior convertible preferred shares issued | shares	291,290,416
Class A Ordinary Shares
Temporary Equity [Line Items]
Conversion price | $ / shares				$ 0.3433
Ordinary shares outstanding (in shares) | shares		1,146,044,859				1,146,044,859		1,071,621,698	846,857,596	846,807,530	839,850,038
ADS
Temporary Equity [Line Items]
Conversion price | $ / shares				$ 1.03
Class B ordinary shares
Temporary Equity [Line Items]
Ordinary shares outstanding (in shares) | shares		40,809,861				40,809,861		40,809,861	40,809,861	40,809,861	40,809,861